CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Accounts receivable, allowance	¥ 555	$ 79	¥ 5,569
Accounts payable	25,083	3,587	30,233
Deferred revenue and customer advances	219,913	31,447	283,251
Amounts due to related parties	1,066	152	1,734
Accrued expenses and other current liabilities	115,749	16,552	126,501
Current operating lease liabilities	2,166	310	3,661
Noncurrent operating lease liabilities	9,208	$ 1,317	11,252
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Related Party
Amounts due to related parties	1,066	$ 152	1,734
VIE
Accounts receivable, allowance	554	79	5,565
Accounts payable	24,706	3,533	26,632
Deferred revenue and customer advances	218,375	31,227	280,705
Accrued expenses and other current liabilities	91,935	13,147	100,213
Current operating lease liabilities	2,166	310	3,661
Noncurrent operating lease liabilities	9,208	1,317	11,252
VIE | Related Party
Amounts due to related parties	2,574	368	1,965
VIEs excluding Group companies | Related Party
Amounts due to related parties	¥ 935	$ 134	¥ 1,562
Class A ordinary shares
Ordinary shares, shares authorized (in shares)	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued (in shares)	125,122,382	125,122,382	125,122,382
Ordinary shares, shares outstanding (in shares)	111,541,887	111,541,887	116,084,207
Class B ordinary shares
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued (in shares)	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding (in shares)	144,000,000	144,000,000	144,000,000
Undesignated
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued (in shares)	0	0	0
Ordinary shares, shares outstanding (in shares)	0	0	0